Financial risk management objectives and policies - FC Translation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	144.26	133.22	137.24
Year-end Rate	161.51	133.06	135.02
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	655.96	655.96	655.96
Year-end Rate	655.96	655.96	655.96
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	655.96	655.96	655.96
Year-end Rate	655.96	655.96	655.96
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	18.00	18.80	21.00
Year-end Rate	19.26	17.96	20.46
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	6.53	5.98	5.51
Year-end Rate	7.17	6.38	5.55
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	120.49	113.01	118.63
Year-end Rate	132.62	112.54	115.77
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	10.72	10.69	11.04
Year-end Rate	10.79	10.61	10.89
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	431.77	402.40	424.60
Year-end Rate	469.67	404.90	415.46
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,078.01	1,005.63	1,006.49
Year-end Rate	1,195.13	1,042.62	995.64
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	655.96	655.96	655.96
Year-end Rate	655.96	655.96	655.96
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	18.76	16.15	15.60
Year-end Rate	17.97	15.75	16.46
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.17	3.22	3.09
Year-end Rate	3.26	3.12	3.35
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,630.32	2,573.85	2,678.57
Year-end Rate	2,810.22	2,558.61	2,625.28
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	4,214.64	4,115.60	4,373.73
Year-end Rate	4,451.04	4,078.89	4,226.75
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	4.19	4.11	4.34
Year-end Rate	4.50	4.12	4.20
UNITED STATES | United States of America, Dollars
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1.14	1.12	1.18
Year-end Rate	1.23	1.12	1.14